OTHER OPERATING INCOME/(EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2023
Other Operating Incomeexpenses
Schedule of other operating income

	2023	2022	2021
Government grants/net present value of long-term fiscal incentives	1,573.2	1,289.3	853.2
Extemporaneous credits/(debits) (i)	218.0	1,013.9	1,219.0
(Additions)/reversals of provisions	(77.7)	(77.2)	(71.4)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates	86.4	88.8	66.1
Other operating income/(expenses), net	229.0	199.1	57.2
	2,028.9	2,513.9	2,124.1

(i)	As detailed in Notes 1 – Corporate information and 27.2 – Contingencies, the Company recognized PIS and COFINS credits arising from the exclusion of ICMS, including in the tax substitution form, from its calculation basis, in the item Other operating income/(expenses).